Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 189,848	$ 180,552
Accounts receivable, net of allowance for credit losses of $7,009 and $6,299, respectively	106,761	109,384
Net investment in finance leases, net of allowance for credit losses of $199 and $0, respectively	38,112	40,940
Container leaseback financing receivable, net of allowance for credit losses of $117 and $0, respectively	21,412	20,547
Trading containers	9,140	11,330
Containers held for sale	50,422	41,884
Prepaid expenses and other current assets	12,068	14,816
Due from affiliates, net	2,270	1,880
Total current assets	430,033	421,333
Restricted cash	91,129	97,353
Containers, net of accumulated depreciation of $1,522,009 and $1,443,167, respectively	4,054,337	4,156,151
Net investment in finance leases, net of allowance for credit losses of $983 and $0, respectively	318,398	254,363
Container leaseback financing receivable, net of allowance for credit losses of $445 and $0, respectively	249,384	251,111
Fixed assets, net of accumulated depreciation of $12,490 and $12,266, respectively	943	1,128
Intangible assets, net of accumulated amortization of $46,480 and $45,359, respectively	4,170	5,291
Derivative instruments		135
Deferred taxes	1,383	1,388
Other assets	13,435	14,364
Total assets	5,163,212	5,202,617
Current liabilities:
Accounts payable and accrued expenses	25,466	23,404
Container contracts payable	136,937	9,394
Other liabilities	2,325	2,636
Due to container investors, net	19,458	21,978
Debt, net of unamortized costs of $6,186 and $8,120, respectively	241,519	242,433
Total current liabilities	425,705	299,845
Debt, net of unamortized costs of $19,240 and $21,446, respectively	3,406,474	3,555,296
Derivative instruments	39,961	13,778
Income tax payable	9,976	9,909
Deferred taxes	7,683	7,789
Other liabilities	17,101	30,355
Total liabilities	3,906,900	3,916,972
Textainer Group Holdings Limited shareholders' equity:
Common shares, $0.01 par value. Authorized 140,000,000 shares; 58,389,184 shares issued and 53,299,310 shares outstanding at 2020; 58,326,555 shares issued and 56,817,918 shares outstanding at 2019	584	583
Treasury shares, at cost, 5,089,874 and 1,508,637 shares, respectively	(46,828)	(17,746)
Additional paid-in capital	412,739	410,595
Accumulated other comprehensive loss	(13,204)	(511)
Retained earnings	877,183	866,458
Total Textainer Group Holdings Limited shareholders’ equity	1,230,474	1,259,379
Noncontrolling interest	25,838	26,266
Total equity	1,256,312	1,285,645
Total liabilities and equity	$ 5,163,212	$ 5,202,617